Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	105 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000176936
Average Annual Return [Line Items]
Line Graph and Table Measure Name	abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF (NAV)
C000176935
Average Annual Return [Line Items]
Line Graph and Table Measure Name	abrdn Bloomberg All Commodity Strategy K-1 Free ETF (NAV)
Without Sales Load [Member] | C000176936
Average Annual Return [Line Items]
Average Annual Return, Percent	15.54%	12.17%	7.42%
Without Sales Load [Member] | C000176935
Average Annual Return [Line Items]
Average Annual Return, Percent	15.11%	10.01%	4.95%
Aberdeen Index: S&P 500 Index Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index Total Return
Average Annual Return, Percent	17.88%	14.42%	14.74%
Aberdeen Index: S&P 500 Index Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index Total Return
Average Annual Return, Percent	17.88%	14.42%	14.74%
ABERDEEN INDEX: Bloomberg Commodity 3 Months Forward Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Commodity Index 3 Month Forward Total Return
Average Annual Return, Percent	16.26%	12.84%	7.95%
Aberdeen Index: BCOM
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Commodity Index Total Return
Average Annual Return, Percent	15.77%	10.64%	5.48%